Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information
26.	Segment Information

Reportable segments are those that are based on the Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s segments are strategic business units that offer different entertainment services and products.

On January 31, 2022, the Group’s former Content business and other related net assets were disposed of by the Group in conjunction with the TelevisaUnivision Transaction. Beginning in the first quarter of 2022, the Group’s operating results of its former Content business and other related net assets through January 31, 2022, were classified as discontinued operations, including the corresponding information for earlier periods . On January 31, 2024, the Company carried out the Spin-off of businesses and other related assets that were classified in the Group’s former Other Businesses segment. Beginning in the first quarter of 2024, the Group’s operating results of its Spun - off Businesses through January 31, 2024, were classified as discontinued operations, including the corresponding information for earlier periods (see Notes 3 and 28).

Through December 31, 2024, the Group’s reportable segments were as follows:

Cable

The Cable segment includes the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico, as well as the operation of telecommunication facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States (Bestel).

The cable multiple system businesses derive revenues from cable subscribers, principally from basic and premium television services subscription, pay-per-view fees, installation fees, internet services subscription, telephone and mobile services subscription as well as from local and national advertising sales.

The telecommunication facilities business derives revenues from providing data and long-distance services solutions to carriers and other telecommunications service providers through its fiber-optic network.

Sky

The Sky segment includes DTH broadcast satellite pay television services in Mexico, Central America and the Dominican Republic. Sky revenues are primarily derived from program services, installation fees, equipment rental to subscribers, and national advertising sales.

The table below presents information by segment and a reconciliation to consolidated total of continuing operations for the years ended December 31, 2024, 2023 and 2022:

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2024:
Cable	Ps.	47,393,111	Ps.	166,906	Ps.	47,226,205	Ps.	18,485,611
Sky		15,337,288		302,629		15,034,659		4,672,316
Segment totals		62,730,399		469,535		62,260,864		23,157,927
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(756,045)
Intersegment operations		(469,535)		(469,535)		—		(154,990)
Depreciation and amortization expense		—		—		—		(20,510,853)
Consolidated revenues and operating income before other expense		62,260,864		—		62,260,864		1,736,039	(1)
Other expense, net		—		—		—		(4,554,900)
Consolidated revenues and operating income	Ps.	62,260,864	Ps.	—	Ps.	62,260,864	Ps.	(2,818,861)	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2023:
Cable	Ps.	48,802,544	Ps.	161,937	Ps.	48,640,607	Ps.	19,299,121
Sky		17,585,175		2,946		17,582,229		5,731,376
Segment totals		66,387,719		164,883		66,222,836		25,030,497
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(1,031,223)
Intersegment operations		(164,883)		(164,883)		—		(120,366)
Depreciation and amortization expense		—		—		—		(21,107,312)
Consolidated revenues and operating income before other expense		66,222,836		—		66,222,836		2,771,596	(1)
Other expense, net		—		—		—		(913,801)
Consolidated revenues and operating income	Ps.	66,222,836	Ps.	—	Ps.	66,222,836	Ps.	1,857,795	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2022:
Cable	Ps.	48,411,776	Ps.	131,559	Ps.	48,280,217	Ps.	20,505,283
Sky		20,339,038		3,487		20,335,551		6,416,270
Segment totals		68,750,814		135,046		68,615,768		26,921,553
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(1,346,469)
Intersegment operations		(135,046)		(135,046)		—		(98,908)
Depreciation and amortization expense		—		—		—		(20,715,260)
Consolidated revenues and operating income before other expense		68,615,768		—		68,615,768		4,760,916	(1)
Other expense, net		—		—		—		(1,023,169)
Consolidated revenues and operating income	Ps.	68,615,768	Ps.	—	Ps.	68,615,768	Ps.	3,737,747	(2)

(1)	This amount represents income before other income or expense, net.
(2)	This amount represents consolidated operating income.

Accounting Policies

The accounting policies of the segments are the same as those described in the Group’s summary of material accounting policies (see Note 2). The Group evaluates the performance of its segments and allocates resources to them based on operating income before depreciation and amortization.

Intersegment Revenue

Intersegment revenue consists of revenues derived from each of the segments principal activities as provided to other segments.

The Group accounts for intersegment revenues as if the revenues were from third parties, that is, at current market prices.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s LTRP, as well as other general expenses that, because of their nature and characteristics, are not subject to be allocated within the Group’s business segments.

The table below presents segment information about assets, liabilities, and additions to property, plant and equipment as of and for the years ended December 31, 2024, 2023 and 2022:

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2024:
Continuing operations:
Cable	Ps.	108,166,544	Ps.	29,402,556	Ps.	7,374,382
Sky		18,718,922		8,758,504		1,514,062
Corporate asset		—		—		208,953
Total	Ps.	126,885,466	Ps.	38,161,060	Ps.	9,097,397

2023:
Continuing operations:
Cable	Ps.	115,906,063	Ps.	19,944,547	Ps.	11,243,950
Sky		22,737,294		7,778,956		2,657,041
Other Businesses		19,638,262		3,547,916		768,182
Corporate asset		—		—		38,843
Total	Ps.	158,281,619	Ps.	31,271,419	Ps.	14,708,016

2022:
Continuing operations:
Cable	Ps.	121,786,224	Ps.	23,278,943	Ps.	13,011,456
Sky		24,590,186		9,570,547		3,891,684
Other Businesses		16,285,203		3,779,852		273,881
Corporate asset		—		—		68,750
Disposed operations		—		—		69,616
Total	Ps.	162,661,613	Ps.	36,629,342	Ps.	17,315,387

Reconciliation of segment assets to total assets as of December 31, 2024 and 2023, is as follows:

	2024		2023
Segment assets:	Ps.	126,885,466	Ps.	158,281,619
Equity investments attributable to:
Cable		952,721		844,728
Other Businesses		—		245,411
Others (1)		2,757,701		2,597,756

Goodwill attributable to:
Cable		13,344,684		13,794,684
Others		110,314		110,314

Corporate assets:
Cash and cash equivalents		36,364,456		23,757,692
Other accounts receivable, net		3,827,795		183,982
Income taxes receivable and other recoverable taxes		1,593,254		5,006,836
Non-current account receivable due from related party		3,538,497		5,089,608
Equity investment in TelevisaUnivision		43,220,986		42,326,344
Property and equipment, net		2,700,730		2,863,187
Investment property, net		2,706,528		2,478,064
Intangible assets, net		5,013,835		29,774
Deferred income tax assets		6,400,422		4,115,297
Other corporate assets		2,240,507		944,961
Total assets	Ps.	251,657,896	Ps.	262,670,257

(1)	Includes investments that through January 31, 2024 were part of the Group’s former Other Businesses segment.

Equity method gain (loss) recognized in income for the years ended December 31, 2024, 2023 and 2022 attributable to equity investments in Cable, was Ps.32,171, Ps.(827) and Ps.38,833, respectively.

Equity method loss recognized in income for the years ended December 31, 2024, 2023 and 2022 attributable to equity investment in TelevisaUnivision, was Ps.(212,433), Ps.(4,095,851) and Ps.(7,418,536), respectively.

Equity method (loss) gain recognized in income for the years ended December 31, 2024, 2023 and 2022 attributable to other equity investments, was Ps.(2,315), Ps.10,050 and Ps.1,454, respectively.

Reconciliation of segment liabilities to total liabilities as of December 31, 2024 and 2023, is as follows:

	2024		2023
Segment liabilities	Ps.	38,161,060	Ps.	31,271,419
Debt not allocated to segments		90,376,976		85,885,859
Other corporate liabilities		11,424,235		10,840,546
Total liabilities	Ps.	139,962,271	Ps.	127,997,824

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Revenues		Year-End		Equipment
2024:
Mexico	Ps.	61,115,393	Ps.	110,590,724	Ps.	8,997,716
Other countries (1)		1,145,471		16,294,742		99,681
	Ps.	62,260,864	Ps.	126,885,466	Ps.	9,097,397
2023:
Mexico	Ps.	65,250,298	Ps.	144,856,678	Ps.	14,565,065
Other countries (1)		972,538		13,424,941		142,951
	Ps.	66,222,836	Ps.	158,281,619	Ps.	14,708,016
2022:
Mexico	Ps.	67,243,094	Ps.	149,520,957	Ps.	17,102,445
Other countries (1)		1,372,674		13,140,656		212,942
	Ps.	68,615,768	Ps.	162,661,613	Ps.	17,315,387

(1)	Central America is from which this revenue is derived.

Revenues are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below presents total revenues of continuing operations for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2024, 2023 and 2022:

	Domestic		Abroad		Total
2024:
Cable:
Broadband Services (a)	Ps.	23,991,416	Ps.	—	Ps.	23,991,416
Digital TV Service (a)		12,988,987		—		12,988,987
Telephony (a)		2,964,230		—		2,964,230
Enterprise Operations		3,914,425		475,076		4,389,501
Advertising		1,958,989		—		1,958,989
Other Services		1,099,988		—		1,099,988
Sky:
DTH Broadcast Satellite TV (a)		13,722,312		665,409		14,387,721
Advertising		906,563		—		906,563
Pay-Per-View		38,018		4,986		43,004
Segment totals		61,584,928		1,145,471		62,730,399
Intersegment eliminations		(469,535)		—		(469,535)
Consolidated total revenues	Ps.	61,115,393	Ps.	1,145,471	Ps.	62,260,864

	Domestic		Abroad		Total
2023:
Cable:
Broadband Services (a)	Ps.	21,440,699	Ps.	—	Ps.	21,440,699
Digital TV Service (a)		15,025,051		—		15,025,051
Telephony (a)		4,464,983		—		4,464,983
Enterprise Operations		4,408,885		277,467		4,686,352
Advertising		2,162,410		—		2,162,410
Other Services		1,023,049		—		1,023,049
Sky:
DTH Broadcast Satellite TV (a)		15,805,972		687,994		16,493,966
Advertising		1,039,011		—		1,039,011
Pay-Per-View		45,121		7,077		52,198
Segment totals		65,415,181		972,538		66,387,719
Intersegment eliminations		(164,883)		—		(164,883)
Consolidated total revenues	Ps.	65,250,298	Ps.	972,538	Ps.	66,222,836

	Domestic		Abroad		Total
2022:
Cable:
Broadband Services (a)	Ps.	19,197,699	Ps.	—	Ps.	19,197,699
Digital TV Service (a)		16,054,150		—		16,054,150
Telephony (a)		5,380,078		—		5,380,078
Enterprise Operations		4,820,254		258,946		5,079,200
Advertising		2,073,346		—		2,073,346
Other Services		627,303		—		627,303
Sky:
DTH Broadcast Satellite TV (a)		17,970,812		1,101,419		19,072,231
Advertising		1,183,495		—		1,183,495
Pay-Per-View		71,003		12,309		83,312
Segment totals		67,378,140		1,372,674		68,750,814
Intersegment eliminations		(135,046)		—		(135,046)
Consolidated total revenues	Ps.	67,243,094	Ps.	1,372,674	Ps.	68,615,768

(a)	Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.8,131,852, Ps.5,880,517 and Ps.5,899,902, for the years ended December 31, 2024, 2023 and 2022, respectively. DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.3,771,384, Ps.5,950,288 and Ps.7,783,254, for the years ended December 31, 2024, 2023 and 2022, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Revenues from external customers for the years ended December 31, 2024, 2023 and 2022 are presented by sale source, as follows:

	2024		2023		2022
Services	Ps.	50,128,039	Ps.	54,088,100	Ps.	54,572,404
Royalties		—		—		—
Goods		229,589		303,931		360,208
Leases (1)		11,903,236		11,830,805		13,683,156
Total	Ps.	62,260,864	Ps.	66,222,836	Ps.	68,615,768

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Cable and Sky segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.